Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Contract liabilities

22. Contract liabilities

The balance represented the receipts in advance from customers.

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Contract liabilities
Subscriptions and licensing	13,704	13,469
Smart music education	8,252	5,183
Music Festival Events	38	38
Total contract liabilities	21,994	18,690
Current	12,754	6,314
Non-current	9,240	12,376

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	10,068	16,245	20,960

Contract liabilities include deferred revenue relating to the subscription and licensing of music content and music education products and services.